Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY
NOTE 18:-	EQUITY

a.	Composition of share capital:

	December 31, 2024		December 31, 2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary shares	75,000,000	10,828,251	75,000,000	706,683

Reverse Share Splits

On September 15, 2022, the Company convened an annual general meeting of its shareholders, whereby the shareholders approved to increase the Company’s share capital to 75,000,000 ordinary shares with no par value.

On August 18, 2023, the Company convened a general meeting of its shareholders, whereby the shareholders approved, inter alia, a reverse split of the Company’s share capital up to a ratio of 30:1 (the “Third Reverse Split”). Following the implementation of the Third Reverse Split, the Company’s authorized share capital was adjusted under the Company’s Articles, which as of the date hereof consists of 75,000,000 ordinary shares, no par value.

On September 14, 2023, the Company’s Board resolved that the final ratio for the Third Reverse Split will be 26:1, which became effective on September 28, 2023.

Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b.	Changes in share capital:

Issued and outstanding share capital:

Number of ordinary shares
Balance at January 1, 2024	706,683

Issuance of share capital – in respect of exercise of October 2023 pre-funded warrants (Note 18h	3,677,311

Share issued to consultants (Note 18(e), and Note 19 (a) (3)	646,179

Issuance of share capital – in respect of January 2024 SEPA (Note 18(i))	5,798,078

Balance at December 31, 2024	10,828,251
c.	Rights attached to shares:

Voting rights at the shareholders meeting, right to dividends, rights upon liquidation of the Company and right to nominate the directors in the Company.

d.	Capital management in the Company:

The Company’s capital management objectives are to preserve the Company’s ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties. The Company is not under any minimal equity requirements nor is it required to attain a certain level of capital return.

e.	Additional issuances of ordinary shares:

On August 2, 2022, the Company issued a consultant 923 ordinary shares in respect of services rendered.

On November 1, 2022, the Company issued a consultant 1,423 ordinary shares in respect of services rendered.

On March 22, 2023, the Company issued 13,858 ordinary shares in respect of the stock purchase agreement entered into by and among Jeffs’ Brands and Jeffs’ Brands Holdings Inc. (“NewCo”) (see also Note 25a).

During the year ended December 31, 2024, the Company issued 646,179 ordinary shares to consultants in respect of services rendered in the amount of $105

f.	June 2022 Financing Round

On June 1, 2022, the Company completed a private offering with an investor for gross proceeds of $10,210 (the “June 2022 Financing Round”), providing for the issuance of an aggregate of 136,388 units and pre-funded units, as follows: (a) 12,885 units at a price of $74.88 per unit, each consisting of (i) one ordinary share of the Company, and (ii) two warrants each to purchase one ordinary share (the “June 2022 Warrants”), and (b) 123,504 pre-funded units at a price of $73.29 per unit, each consisting of (i) one pre-funded warrant to purchase one ordinary share and (ii) two June 2022 Warrants.

The June 2022 Warrants have an exercise price of $68.38 per ordinary share. The June 2022 Warrants were exercisable upon issuance and will expire seven years from the date of issuance.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The June 2022 Warrants’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	December 31, 2024		December 31, 2023
Dividend yield (%)	0		0
Expected volatility (%)	72		72
Risk-free interest rate (%)	4.38		3.872
Underlying share price ($)	0.36		4.88
Exercise price ($)	68.38		68.38
Warrants fair value ($)	-	(*)	192

(*)	Less than $1 thousand

During the year ended December 31, 2022, the Company issued 123,504 ordinary shares in respect of the exercise of 123,504 pre-funded warrants.

g.	August 2023 Financing Round

On August 14, 2023, the Company closed an underwritten public offering (the “2023 Public Offering”) of 212,500 ordinary shares, at a purchase price of $5.20 per ordinary share and pre-funded warrants to purchase up to 37,500 ordinary shares at a purchase price of $5.174 per pre-funded warrant, for aggregate gross proceeds of approximately $1,300, pursuant to an underwriting agreement between the Company and Aegis Capital Corp (“Aegis”), the underwriter in the 2023 Public Offering, dated August 10, 2023. Pursuant to the terms of the underwriting agreement, the Company also granted the underwriter a 45-day option to purchase up to an additional 37,500 ordinary shares solely to cover over-allotments, if any, at the share price of the 2023 Public Offering less underwriting discounts and commissions.

h.	October 2023 Financing Round

On October 13, 2023, the Company announced the closing of a private placement with an institutional investor with gross cash proceeds to the Company of approximately $5,026, before deducting fees to the placement agent and other offering expenses payable by the Company.

In connection with the private placement, the Company issued an aggregate of 1,930,108 units, each unit consisting of two pre-funded warrants (the “Pre-Funded Warrants”). The Pre-Funded Warrants have an exercise price of $0.001, are immediately exercisable upon issuance and have a term of five years from the date of issuance.

During the year ended December 31, 2024, the Company issued 3,677,311 ordinary shares in respect of the exercise of 3,677,311 Pre-Funded Warrants.

j.	January 2024 Standby Equity Purchase Agreement

On January 21, 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”), as amended on February 26, 2024, with YA II PN, LTD (“YA”), which provided for the sale of up to $20,000 of the Company’s ordinary shares (the “Advance Shares”). As of December 31, 2024, of the $20,000 eligible to be sold pursuant to the SEPA (the “Commitment Amount”), the Company has sold 5,742,785 ordinary shares for total proceeds of $6,255. The Advance Shares to be purchased or purchased by YA pursuant to the SEPA are for a share price of 97% of the market price, which is defined as the lowest daily volume weighted average price of the Company’s ordinary shares during the three consecutive trading days commencing on the trading day immediately following the delivery of an advance notice to YA.

In connection with the SEPA, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $5,000 (each a “Pre-Paid Advance”). Each Pre-Paid Advance will be evidenced by a promissory note (each a “Promissory Note”). Each Promissory Note will fully mature 24 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 5% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Promissory Note). Beginning 150 days after the issuance of a Promissory Note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Promissory Note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to the Company under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. The Promissory Note contains the Company’s customary representations and warranties and events of default.

In addition, pursuant to the SEPA, the Company issued to YA an aggregate of 55,293 of its Ordinary Shares, or the Commitment Shares, in satisfaction of payment of the commitment fee of $200.

YA will pay all brokerage fees and commissions and similar expenses in connection with the offer and sale of Ordinary Shares by YA pursuant to the SEPA. The Company will pay the expenses (except brokerage fees and commissions and similar expenses) incurred and register pursuant to the Securities Act of 1933, as amended, the offer and sale of the Ordinary Shares pursuant to the SEPA by YA.